Related Party Transactions (Details) - Schedule of Sales to Related Parties - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Sales to Related Parties [Line Items]
Total revenue from related parties	$ 6,006,993	$ 847,986	$ 243,759
Seihinkokusai [Member]
Schedule of Sales to Related Parties [Line Items]
Total revenue from related parties	5,992,219	642,018	22,092
Shintai Co., Ltd. [Member]
Schedule of Sales to Related Parties [Line Items]
Total revenue from related parties		113,559	1,347
Palpito [Member]
Schedule of Sales to Related Parties [Line Items]
Total revenue from related parties	14,774	87,200	83,290
Tokushin G.K. [Member]
Schedule of Sales to Related Parties [Line Items]
Total revenue from related parties		4,950
Takuetsu Kokusai Co., Ltd. [Member]
Schedule of Sales to Related Parties [Line Items]
Total revenue from related parties		259	6,507
YST (HK) Limited [Member]
Schedule of Sales to Related Parties [Line Items]
Total revenue from related parties			$ 130,523